Debt and Capital Structure - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2023 CAD ($) $ / bbl	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 353		$ 490
Current borrowings	$ 14		115
Maximum debt to capitalization ratio	65.00%	65.00%
Target net debt	$ 4,000
Average crude oil price | $ / bbl	45.00
Committed Credit Facilities, Maturing November 10, 2025
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity	$ 1,800
Committed Credit Facilities, Maturing November 10, 2026
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity	3,700
Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities, outstanding	0		0
Uncommitted Demand Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings	0		0
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 14		115
Proportion of ownership interest in joint operation	50.00%
Undrawn borrowing facilities, outstanding		$ 20
WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities, outstanding	$ 14	10	115	$ 85
Maximum
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity	1,700		$ 1,900
Maximum | Maximum
Disclosure of detailed information about borrowings [line items]
Amount of undrawn facilities for general purposes	$ 1,400
Maximum | WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity		$ 450
Maximum | WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity				$ 225